INCOME TAXES - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Capital loss carry-forward
Valuation allowance		$ (183,230)	$ (168,133)
Base amount limitation of net operating loss deduction | €	€ 1,000
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1,000
Unrecognized tax benefits		3,627	4,474	$ 4,628
Unrecognized tax benefits that would impact effective tax rate		598	559
Accruals of interest and penalties		3	$ 50
Estimated reduction over next 12 months		38
Cananda
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		47,880
Investment tax credits | Cananda
Capital loss carry-forward
Tax credit carried forward		26,833
Investment tax credits | Canadian Provincial
Capital loss carry-forward
Tax credit carried forward		12,985
R&D tax credit | Cananda
Capital loss carry-forward
Tax credit carried forward		23,642
R&D tax credit | U.S.
Capital loss carry-forward
Tax credit carried forward		6,445
U.S. | Foreign subsidiaries | U.S.
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		83,838
U.S. | Foreign subsidiaries | U.S. | Indefinite-lived Intangible Assets
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		27,849
U.S. | Foreign subsidiaries | U.S. | Finite-Lived Intangible Assets
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		55,989
Sweden | Foreign subsidiaries
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		1
Norway | Foreign subsidiaries
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		38
Luxembourg | Foreign subsidiaries
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		94,426
Luxembourg | Foreign subsidiaries | Indefinite-lived Intangible Assets
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		40,240
Luxembourg | Foreign subsidiaries | Finite-Lived Intangible Assets
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		54,186
France | Foreign subsidiaries | France
Capital loss carry-forward
Non-capital and net operating loss carry-forwards		259,233
France | Foreign subsidiaries | R&D tax credit
Capital loss carry-forward
Tax credit carried forward		2,321
France | Foreign subsidiaries | Employment tax credit
Capital loss carry-forward
Tax credit carried forward		$ 56